Segment and Geographic Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its leasing fleet, as well as manages containers owned by other parties.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.

These operating segments were determined based on the chief operating decision makers' review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the senior executive team.
Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin, the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, in December of 2024 on a retrospective basis.

The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended September 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$332,011	$1,827	$333,838	$389,297	$2,022	$391,319
Less:
Depreciation and amortization	89,044	189	89,233	134,744	208	134,952
Interest and debt expense	69,231	629	69,860	67,232	172	67,404
Storage and handling	12,406	—	12,406	10,532	—	10,532
Repair costs	2,274	—	2,274	1,787	—	1,787
Other operating expenses	1,085	—	1,085	1,208	—	1,208
Administrative expenses(1)	31,112	314	31,426	22,596	266	22,862
Other (income) expenses(2)	265	—	265	(109)	—	(109)
Leasing margin	$126,594	$695	$127,289	$151,307	$1,376	$152,683
Net trading margin	—	646	646	—	1,053	1,053
Net gain (loss) on sale of leasing equipment	3,167	—	3,167	17,435	—	17,435
Transaction and other costs			—			(5,095)
Income (loss) before income taxes			$131,102			$166,076
Total assets	9,934,916	101,178	10,036,094	11,141,059	65,458	11,206,517
Purchases of leasing equipment and investments in finance leases(3)	$914,085	$—	$914,085	$298,159	$—	$298,159

	Nine Months Ended September 30,
	2025			2024
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$1,021,083	$5,673	$1,026,756	$1,135,851	$5,742	$1,141,593
Less:
Depreciation and amortization	296,389	572	296,961	405,949	620	406,569
Interest and debt expense	195,610	1,270	196,880	189,737	505	190,242
Storage and handling	33,388	—	33,388	42,011	—	42,011
Repair costs	7,424	—	7,424	6,852	—	6,852
Other operating expenses	4,536	—	4,536	4,443	—	4,443
Administrative expenses(1)	78,949	890	79,839	67,874	809	68,683
Other (income) expenses(2)	2,499	—	2,499	(1,677)	—	(1,677)
Leasing margin	$402,288	$2,941	$405,229	$420,662	$3,808	$424,470
Net trading margin	—	1,994	1,994	—	3,352	3,352
Net gain (loss) on sale of leasing equipment	21,722	—	21,722	(6,061)	—	(6,061)
Transaction and other costs			—			(26,746)
Income (loss) before income taxes			$428,945			$395,015
Total assets	9,934,916	101,178	10,036,094	11,141,059	65,458	11,206,517
Purchases of leasing equipment and investments in finance leases(3)	$1,014,279	$—	$1,014,279	$666,319	$—	$666,319
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total revenues:
Asia	$125,396	$148,562	$391,115	$407,915
Europe	174,823	208,620	536,650	612,491
Americas	14,357	17,340	45,378	72,885
Bermuda	1,138	1,081	3,333	3,203
Other International	18,124	15,716	50,280	45,099
Total	$333,838	$391,319	$1,026,756	$1,141,593

Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Total equipment trading revenues:
Asia	$1,107	$3,840	$5,271	$12,313
Europe	3,785	2,620	8,207	7,159
Americas	8,863	3,153	24,139	9,850
Bermuda	—	—	—	—
Other International	3,188	1,880	7,652	6,288
Total	$16,943	$11,493	$45,269	$35,610